Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document Information [Line Items]
Entity Registrant Name	CENTURY ALUMINUM CO
Entity Central Index Key	0000949157
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2017